ROPES & GRAY LLP
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February 27, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:           PNC Funds:  File Nos. 033-00488 and 811-04416

Post-Effective Amendment No. 106 to the Registration Statement

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of PNC Funds (the “Trust”), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 106 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 107 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the registration of Class T shares (the “Class T Shares”) of each of PNC Retirement Income Fund, PNC Target 2050 Fund, PNC Target 2040 Fund, PNC Target 2030 Fund, and PNC Target 2020 Fund (the “Target Date Funds”), and PNC Balanced Allocation Fund (together with the Target Date Funds, the “Funds”). Pursuant to the provisions of Rule 485(a)(1) under the 1933 Act, it is intended that this Amendment become effective sixty days after filing.

Request for Selective Review

In accordance with the release issued by the SEC regarding selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments, and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984), the Trust requests selective review of the Amendment, as explained in more detail below.  Much of the information in the Amendment is substantially identical to that contained in previous amendments to the Existing Registration Statement and therefore already has been subject to the review of the staff of the Commission (the “Staff”).

Prospectus

Except as to certain information describing the specific characteristics of Class T Shares that occurs in the sections entitled “Fees and Expenses,” “Purchasing, Exchanging and Redeeming Fund Shares,” and “Distribution Plan,” the disclosure in the Prospectus was subject to review and comment by the Staff in connection with its review of Post-Effective Amendment No. 100 with respect to the

Target Date Funds and its review of Post-Effective Amendment No. 97 with respect to PNC Balanced Allocation Fund. The disclosure is substantially similar but not identical to disclosure previously reviewed by the Staff, except that, in addition to describing the specific characteristics of Class T Shares, the Amendment has updated portions of the Prospectus to (i) remove references to portfolio managers that are no longer associated with the Trust, (ii) remove references to other series of the Trust that are not offered through this Prospectus, and (iii) combine the prospectuses of the Target Date Funds and PNC Balanced Allocation Fund, the existing classes of which are currently offered through separate prospectuses.  In particular, the disclosure in the sections entitled “Principal Investment Strategies,” “Principal Risks,” “More Information About Investment Objectives and Principal Investment Strategies,” and “More Information About Principal Risks” is substantially similar to the corresponding sections contained in Post-Effective Amendment No. 100 and Post-Effective Amendment No. 97, respectively. For these reasons, the Trust requests selective review of the disclosure in the Prospectus.

Statement of Additional Information (“SAI”)

Except as to certain information describing the specific characteristics of Class T Shares that occurs in the sections entitled “Additional Purchase and Redemption Information,” “Description of Shares,” and “Distribution Plans and Related Agreement,” the SAI disclosure was subject to review and comment by the Staff in connection with its review of Post-Effective Amendment No. 100 and Post-Effective Amendment No. 97, respectively.  The disclosure is substantially similar but not identical to disclosure previously reviewed by the Staff, except that, in addition to describing the specific characteristics of Class T Shares, the Amendment has updated portions of the SAI to (i) remove references to portfolio managers that are no longer associated with the Trust, (ii) remove references to series of the Trust that have recently liquidated, and (iii) reflect the re-designation of Class T Shares of PNC Tax Exempt Money Market Fund as “Advisor Class Shares.” In particular, the disclosure in the sections entitled “Additional Information for the Funds,” “Risk Considerations,” and “Investment Limitations and Restrictions” is substantially similar to the corresponding sections contained in Post-Effective Amendment No. 100 and Post-Effective Amendment No. 97, respectively. For these reasons, the Trust requests selective review of the disclosure in the SAI.

* * * * *

No fees are required in connection with this filing.  Please direct any questions you may have with respect to this filing to me at (212) 841-5708.

Sincerely,

/s/ Dylan W. Sherwood
Dylan W. Sherwood

cc:                      Jeremy Smith, Ropes & Gray LLP